COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6:-     COMMITMENTS AND CONTINGENCIES

a.	Litigations:

In 2003, the Brazilian tax authority filed a claim against the Company’s inactive subsidiary in Brazil, for the payment of taxes allegedly due from the subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court in February and March 2016 ruled against the subsidiary in final non-appealable decisions. The total amount of this claim, including interest, penalties and legal fees is approximately $9,100, of which approximately $1,000 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the subsidiary and certain of its former managers. Pursuant to the court’s decision, published in March 2016, the foreclosure proceedings against the former managers were cancelled. The tax authorities appealed such decision which appeal was rejected in July 2017. This court ruling is final and is not appealable. Based on Brazilian external counsel’s opinion, the Company believes that the subsidiary has solid arguments to sustain its position that further collection proceedings are barred due to statute of limitation and that the inclusion of any additional co-obligors in the tax foreclosure certificate should be barred due to the applicable statute of limitations and that the foreclosure procedures cannot legally be redirected to any of the Company’s entities and managers who were not cited in the foreclosure certificate. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

In October 2017, the Temporary Union UGC-FUSA, a former subcontractor that the Company hired in connection with the Kioscos project in Colombia, initiated an arbitration proceeding against the Company’s subsidiary for a breach of contract. The amount of the claim was approximately $6,300. In July 2018 the Company’s subsidiary filed its response and a counterclaim against the subcontractor. In June 2019, the case was concluded by way of settlement. The settlement amount was paid subsequent to June 30, 2019.

As of June 30, 2019, the Company had adequate accruals relating to this proceeding.

In 2018, the Company’s subsidiary GNP won a government bid for the two additional regional projects for National Telecommunications Program (Programa Nacional de Telecomunicaciones) or PRONATEL (previously FITEL) in Peru in the aggregate amount of approximately $154,000. GMC Engineering Solutions and SATEL Comunicaciones Datos, which are two of the three entities comprising the losing bidder consortium, applied to the superior court in Lima for cancellation of the bid and obtained a preliminary injunction against the award. The Company’s subsidiary was served as an interested third party and filed its objection and preliminary defense. Currently, the Company’s subsidiary continues performing these projects. Based on advice of counsel, the Company believe that the appeal’s chances of success are remote.

In addition, the Company is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

b.	Guarantees:

As of June 30, 2019, the aggregate amount of bank guarantees and surety bonds from insurance companies outstanding in order to secure the Company's various obligations was $128,036, including an aggregate of $118,469 on behalf of its subsidiaries in Peru. The Company has $27,241 of restricted cash to secure these guarantees.

c.	Commitments:

During the six months ended June 30, 2019, the Company has not entered into any new commitments with material effect on the Company’s condensed interim consolidated financial statements.